OTHER NON-CURRENT LIABILITIES	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
OTHER NON-CURRENT LIABILITIES

18. OTHER NON-CURRENT LIABILITIES

Other non-current liabilities as of June 30, 2024 and 2025 were as follows:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Long-term other payables (a)	5,760	16,142	112

Note:

(a)	Long-term other payables consist of the payments for the lease of lighting equipment and the payment for the bank deposit. On July 31, 2024, the Company borrowed JPY162,000 thousand from Resona Bank, generating a margin payable of JPY18,945 thousand, which is scheduled to be repaid over a 15-year term.